OTHER PAYABLES AND ACCRUALS (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Disclosure Of Other Payables And Accruals [Abstract]
Accrued payroll and employee related expenses	$ 55.8	$ 60.6
Accrued expenses and other payables	59.7	63.7
Collaboration payable	15.1	71.1
Total	$ 130.6	$ 195.4